CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 07, 2022	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Par value (per share) | $ / shares		$ 0	$ 0	$ 0
Authorized (in shares)		25,348,176	25,348,176	25,348,176
Issued (in shares)		0	13,739,186	13,739,186
Outstanding (in shares)		0	13,739,186	13,739,186
Ordinary shares par value (per share) | $ / shares		$ 0	$ 0	$ 0
Ordinary shares, authorized (in shares)		362,116,800	72,423,360	72,423,360
Ordinary shares, issued (in shares)		68,575,397	40,528,913	40,433,578
Ordinary shares, outstanding (in shares)		68,575,397	40,528,913	40,433,578
Stock split ratio	0.905292